Recovery of Erroneously Awarded Compensation - Restatement Determination Date:: 2024-03-31	12 Months Ended
Sep. 30, 2024
Erroneously Awarded Compensation Recovery
Restatement Determination Date	Mar. 31, 2024
Restatement does not require Recovery	The Company concluded that there was no erroneously awarded executive compensation requiring recovery under the Clawback Policy because the revised prior period amounts did not impact any metric used in determining executive compensation.